Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.07353%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,960,519.91

Principal:
Principal Collections	$24,842,845.34
Prepayments in Full	$13,178,099.73
Liquidation Proceeds	$523,676.68
Recoveries	$88,913.62
Sub Total	$38,633,535.37
Collections	$42,594,055.28

Purchase Amounts:
Purchase Amounts Related to Principal	$40,834.35
Purchase Amounts Related to Interest	$495.49
Sub Total	$41,329.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,635,385.12

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,635,385.12
Servicing Fee	$791,096.99	$791,096.99	$0.00	$0.00	$41,844,288.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,844,288.13
Interest - Class A-2a Notes	$377,089.64	$377,089.64	$0.00	$0.00	$41,467,198.49
Interest - Class A-2b Notes	$311,117.75	$311,117.75	$0.00	$0.00	$41,156,080.74
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$39,179,830.74
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$38,815,030.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,815,030.74
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$38,615,061.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,615,061.49
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$38,469,918.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,469,918.91
Regular Principal Payment	$34,850,340.30	$34,850,340.30	$0.00	$0.00	$3,619,578.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,619,578.61
Residual Released to Depositor	$0.00	$3,619,578.61	$0.00	$0.00	$0.00
Total		$42,635,385.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,850,340.30
Total					$34,850,340.30

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,062,747.76	$58.67	$377,089.64	$1.05	$21,439,837.40	$59.72
Class A-2b Notes	$13,787,592.54	$58.67	$311,117.75	$1.32	$14,098,710.29	$59.99
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$34,850,340.30	$22.07	$3,374,369.22	$2.14	$38,224,709.52	$24.21

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$88,036,490.98	0.2452270	$66,973,743.22	0.1865564
Class A-2b Notes	$57,628,343.68	0.2452270	$43,840,751.14	0.1865564
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$830,604,834.66	0.5260522	$795,754,494.36	0.5039802

Pool Information
Weighted Average APR	4.971%	4.995%
Weighted Average Remaining Term	44.43	43.66
Number of Receivables Outstanding	34,459	33,529
Pool Balance	$949,316,393.74	$910,302,965.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$872,476,166.94	$837,040,625.21
Pool Factor	0.5480512	0.5255283

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$73,262,340.10
Targeted Overcollateralization Amount	$114,548,470.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,548,470.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$427,972.33
(Recoveries)		39	$88,913.62
Net Loss for Current Collection Period			$339,058.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4286%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9061%
Second Prior Collection Period			0.6022%
Prior Collection Period			0.5907%
Current Collection Period			0.4376%
Four Month Average (Current and Prior Three Collection Periods)			0.6342%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,295	$7,362,672.51
(Cumulative Recoveries)			$873,868.63
Cumulative Net Loss for All Collection Periods			$6,488,803.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3746%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,685.46
Average Net Loss for Receivables that have experienced a Realized Loss			$5,010.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	285	$10,179,074.16
61-90 Days Delinquent	0.24%	51	$2,209,234.65
91-120 Days Delinquent	0.03%	8	$301,975.73
Over 120 Days Delinquent	0.08%	17	$745,286.09
Total Delinquent Receivables	1.48%	361	$13,435,570.63

Repossession Inventory:
Repossessed in the Current Collection Period		25	$955,023.43
Total Repossessed Inventory		47	$1,740,209.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1644%
Prior Collection Period			0.1973%
Current Collection Period			0.2267%
Three Month Average			0.1961%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3577%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$3,941,939.29
2 Months Extended	177	$6,645,327.51
3+ Months Extended	32	$1,222,688.95

Total Receivables Extended	318	$11,809,955.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer